Funding from Related Party (Details) - Schedule of Funding from Related Party - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Funding from Related Party [Line Items]
Working capital advance from parent	$ 4,268,857	$ 34,603
Total	4,268,857	34,603
Balance at beginning of period	34,603
Working capital advance from parent	4,234,254	34,603
Balance at end of period	4,268,857	34,603
European Lithium Ltd [Member]
Schedule of Funding from Related Party [Line Items]
Working capital advance from parent	4,268,857	34,603
Total	$ 4,268,857	$ 34,603